Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Disaggregation of Revenue	Disaggregation of revenue
	Year ended December 31,
	2024	2023	2022
Revenues at a point in time	894,354	620,508	560,118
Revenues recorded overtime	37,800
Total Revenue	932,154	620,508	560,118